Investment Objectives and Goals	Apr. 30, 2026
T-REX 2X LONG ALMU DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ALMU DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ALMU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AMPX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AMPX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AMPX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AXTI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AXTI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AXTI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BHP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BHP DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BHP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG COMP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG COMP DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of COMP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ERO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ERO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ERO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FER DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FER DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FER. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HBM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HBM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HBM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NU DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NU DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RCT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG RCT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RCT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RIO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG RIO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RIO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SATS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SATS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SATS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SCCO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SCCO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SCCO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SIL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SIL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SIL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TECK DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TECK DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TECK. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ZETA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ZETA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ZETA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.